Fair Value Measurements (Details Textual) (USD $)	Jun. 30, 2012
Fair Value Measurements (Textual) [Abstract]
Maturity date of convertible notes one	Jun. 01, 2013
Fair Value Measurements (Additional Textual) [Abstract]
Unpaid interest on Convertible Notes	15.00%
Principal balance outstanding on Convertible Notes	$ 3,500,000
Principal balance outstanding interest on Convertible Notes	$ 42,000
Convertible Notes Payable [Member]
Fair Value Measurements (Textual) [Abstract]
Convertible note issued	12.50%
Maturity date of convertible notes one	Dec. 01, 2012